Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Accounts Payable and Accrued Liabilities, Current [Abstract]
Penalty payable	[1]	¥ 6,820	¥ 8,620
Refundable deposits from members, current		2,086	4,044
Accrued payroll		2,538	2,442
VAT payable		265	209
Other taxes payable		512	876
Third-party loans	[2]	735	330
Amounts reimbursable to employees		118	123
Others		5,015	3,717
Total		¥ 18,089	¥ 20,361

[1]	This item represents penalty for early termination of lease, overdue rent and legal proceedings.
[2]	This item represents loans borrowed from third-party individuals with annual interest rate from 0% to 24%.